Derivative Liability - Schedule of Derivative Liability Using Weighted Average Black-Scholes-Merton Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Price	$ 4.80	$ 1.50
Exercise Price [Member]
Fair value assumptions, measurement input, exercise price per share	2.70	0.90
Expected Term [Member]
Fair value assumptions, measurement input, term	1 year 9 months 11 days	1 year 3 months 4 days
Expected Volatility [Member]
Fair value assumptions, measurement input, percentage	184.00%	189.00%
Dividend Yield [Member]
Fair value assumptions, measurement input, percentage	0.00%	0.00%
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentage	2.60%	1.72%
Upon Issuance [Member]
Stock Price	$ 3.00
Upon Issuance [Member] | Exercise Price [Member]
Fair value assumptions, measurement input, exercise price per share	2.25
Upon Issuance [Member] | Expected Term [Member]
Fair value assumptions, measurement input, term	1 year 7 months 6 days
Upon Issuance [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentage	177.00%
Upon Issuance [Member] | Dividend Yield [Member]
Fair value assumptions, measurement input, percentage	0.00%
Upon Issuance [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentage	1.70%